FORM 13FFORM 13F

                              UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                            FORM 13F COVER PAGE


              Report for Calendar Year or Quarter Ended  March 31, 2005

            Check here if Amendment [  ]; Amendment Number:  _______________

                       This Amendment (Check only one):





                                is a restatement.




                             adds new holdings entries.


  Institutional Investment Manager Filing This Report:

  Name:  Allmerica Financial Investment Management Services, Inc.


  Address:  440 Lincoln Street, Worcester, Massachusetts 01653








   Form 13F File Number:  28-10284


This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: George M. Boyd


Title:  Secretary


Phone: (508) 855-4013






Signature, Place, and Date of Signing:

/s/ George M. Boyd

[Signature] George M. Boyd

Worcester, Massachusetts

[City, State]

May 3, 2005

[Date]

Report Type (Check only one):




     [   ] 13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)




     [ x ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)




     [    ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

            List of Other Managers Reporting for this Manager.
[If there are no entries in this list, omit this section.]

Jennison Associates LLC                                      28-74
T. Rowe Price Associates, Inc.                               28-115
Cramer Rosenthal McGlynn, LLC                                28-05009
UBS Global Asset Management (Americas) Inc.                  28-2682
Goldman Sachs Asset Management, L.P. ("GSAM"),               028-04981
   (filed by Goldman Sachs & Co. on behalf of GSAM)
Opus Investment Management, Inc.                             028-05067
GE Asset Management Incorporated                             28-05827
Grantham, Mayo, Van Otterloo & Co. LLC                       028-03377
J.P. Morgan Investment Management Inc.                       28-694